Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of foreign currency and securities price sensitivity	The impacts in the major local currencies are as follows:

In thousands of USD		Effect on pre-tax equity	Effect on profit before tax
Change in EUR/USD
	10%	97,772	4,798
	(10)%	(97,772)	(4,798)
Change in EUR/AED
	10%	(1,721)	1
	(10)%	1,721	(1)
Change in EUR/KES
	10%	(181)	121
	(10)%	181	(121)
Change in EUR/MAD
	5%	(6,190)	(74)
	(5)%	6,190	74
Change in EUR/NGN
	5%	(10,170)	(33)
	(5)%	10,170	33
Change in EUR/DZD
	5%	(892)	—
	(5)%	892	—
Change in EUR/GHS
	10%	(2,131)	(21)
	(10)%	2,131	21
Change in EUR/UGX
	10%	(3,266)	(7)
	(10)%	3,266	7
Change in EUR/EGP
	5%	(918)	(1,224)
	(5)%	918	1,224

In thousands of USD		Effect on pre-tax equity	Effect on profit before tax
Change in USD/XOF
	10%	(4,579)	(260)
	(10)%	4,579	260
Change in USD/KES
	5%	—	190
	(5)%	—	(190)
Change in USD/MAD
	10%	(4,939)	(189)
	(10)%	4,939	189
Change in USD/NGN
	5%	(5,055)	(233)
	(5)%	5,055	233
Change in USD/DZD
	5%	(441)	—
	(5)%	441	—
Change in USD/GHS
	10%	(1,140)	(144)
	(10)%	1,140	144
Change in USD/UGX
	5%	(1,255)	(30)
	(5)%	1,255	30
Change in USD/EGP
	5%	(663)	(342)
	(5)%	663	342